LEASES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of leases [Roll Forward]
Balance, beginning of year	$ 66.8	$ 58.8
Additions	18.1	24.4
Interest expense	2.6	2.9
Foreign exchange impact	(0.4)	0.2
Principal lease payments	(18.9)	(16.5)
Interest payments	(2.6)	(3.0)
Balance, end of year	65.6	66.8
Current portion	21.4	18.0
Non-current portion	44.2	48.8
Lease obligations	65.6	66.8
Short-term and low-value leases	42.7	47.2
Variable lease payments	$ 26.6	$ 30.1